CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 11 ("PEA No. 11") on April 30, 1997, pursuant to Rule 485(b) of the 1933 Act for the following funds:

          Aggressive Growth Portfolio - Institutional Shares Balanced Portfolio - Institutional Shares
          Flexible Income Portfolio - Institutional Shares Growth Portfolio - Institutional Shares
          International Growth Portfolio - Institutional Shares Short-Term Bond Portfolio - Institutional Shares Worldwide Growth Portfolio - Institutional Shares High-Yield Portfolio - Institutional Shares
          Money Market Portfolio - Institutional Shares
          Capital Appreciation Portfolio - Institutional Shares Equity Income Portfolio - Institutional Shares Aggressive Growth Portfolio - Retirement Shares Balanced Portfolio - Retirement Shares
          Flexible Income Portfolio - Retirement Shares
          Growth Portfolio - Retirement Shares
          International Growth Portfolio - Retirement Shares Short-Term Bond Portfolio - Retirement Shares Worldwide Growth Portfolio - Retirement Shares High-Yield Portfolio - Retirement Shares
          Money Market Portfolio - Retirement Shares
          Capital Appreciation Portfolio - Retirement Shares Equity Income Portfolio - Retirement Shares

          (collectively, the "Portfolios")

     3.   The text of PEA No. 11 has been filed electronically.


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     DATED:  May 2, 1997

                                    JANUS ASPEN SERIES
                                    on behalf of the Portfolios



                                    By: /s/Kelley Abbott Howes
                                        Kelley Abbott Howes
                                        Secretary